FINANCIAL INSTRUMENTS - Available-for-sale investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [abstract]
Other comprehensive income, net of tax, available-for-sale financial assets	$ (27)	$ (52)	$ 52